PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 173,019	$ 170,537
Accumulated depreciation	100,609	98,146
Depreciated cost	72,410	72,391
Buildings and land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	83,083	82,898
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	52,904	49,822
Network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	30,628	31,604
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,718	3,573
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	235	235
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,451	$ 2,405